Condensed Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical Data - $ / shares $ / shares in Thousands	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Shares, Shares Issued	6,858,079	9,355,778
Preferred Shares, Outstanding	6,858,079	9,355,778
Common Shares, No Par Value	$ 0	$ 0
Common Shares, Issued	22,582,029	7,867,186
Common Shares, Outstanding	22,582,029	7,867,186